Share capital and reserves (Details 1) - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		£ 0.0001
Beginning balance, shares	4,186,226
Ending balance, shares	1,824,198	4,186,226
Private Placements		155,461
Registered Direct Offering
Registered Offering		1,911,176
Adhera Assignment and Exchange Agreement		2,275,050
Exercised	(2,361,865)	(155,461)
Lapsed	(163)
Warrant inducement
Ending balance, shares	1,824,198	4,186,226
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		£ 214.40
Beginning balance, shares
Ending balance, shares
Private Placements		32,327
Registered Direct Offering
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised		(32,327)
Lapsed
Warrant inducement
Ending balance, shares
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		£ 214.40
Beginning balance, shares
Ending balance, shares
Private Placements		48,491
Registered Direct Offering
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised		(48,491)
Lapsed
Warrant inducement
Ending balance, shares
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		£ 16.00
Beginning balance, shares
Ending balance, shares
Private Placements
Registered Direct Offering		415,043
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised		(415,043)
Lapsed
Warrant inducement
Ending balance, shares
Abeyance Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares
Ending balance, shares	931,585
Private Placements
Registered Direct Offering
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised
Lapsed
Warrant inducement	931,585
Ending balance, shares	931,585